UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	Prudential Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2018

Date of reporting period:	10/31/2017

Item 1. Schedule of Investments

Prudential Global Short Duration High Yield Fund, Inc.

Schedule of Investments

as of October 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 135.6%
BANK LOANS — 19.3%
Aerospace & Defense — 0.1%
DAE Aviation Holdings, Inc., 3 Month LIBOR + 3.750%	5.107	%(c)	07/07/22		900	$906,911

Cable — 0.6%
Mergermarket Bidco Ltd. (United Kingdom), 3 Month GBP LIBOR + 4.500%	4.940	%(c)	07/31/24	GBP	3,150	4,170,582

Capital Goods — 2.8%
Eagle Bidco Ltd. (United Kingdom)	—	%(p)	05/12/22	GBP	3,650	4,862,121
IPH (United Kingdom), 3 Month EURIBOR + 4.500%	4.171	%(c)	06/30/23	EUR	4,500	5,191,045
QA (United Kingdom), 3 Month GBP LIBOR + 5.000%	5.440	%(c)	07/31/24	GBP	4,000	5,252,812
VFS Global Services Pvt. Ltd. (Luxembourg), 3 Month GBP LIBOR + 4.000%	4.291	%(c)	07/29/24	GBP	2,875	3,833,419

						19,139,397

Chemicals — 0.6%
INEOS Finance PLC (United Kingdom)	—	%(p)	03/31/24	EUR	3,450	4,025,639

Consumer Services — 1.8%
Diversey, 3 Month EURIBOR + 3.250%	3.250	%(c)	09/06/24	EUR	4,325	5,031,677
Verisure Holding AB (Sweden), 3 Month EURIBOR + 3.000%	3.000	%(c)	10/21/22	EUR	3,000	3,507,653
West Corp., 3 Month LIBOR + 4.000%	5.334	%(c)	10/10/24		3,725	3,721,275

						12,260,605

Food — 1.5%
CEC Entertainment, Inc., 3 Month LIBOR + 3.000%	4.309	%(c)	02/12/21		3,720	3,706,876
CEP (France), 3 Month EURIBOR + 4.500%	4.128	%(c)	09/30/20	EUR	3,997	4,680,997
Refresco Group NV (Netherlands)	—	%(p)	09/26/24	GBP	1,400	1,863,664

						10,251,537

Healthcare — 0.6%
Unilabs Diagnostics AB (Sweden), 1-6 Month EURIBOR + 3.000%	3.000	%(c)	04/19/24	EUR	3,300	3,828,389

Healthcare & Pharmaceuticals — 0.9%
HomeVi SAS (France)	—	%(p)	11/30/24	EUR	2,650	3,101,322
Nidda Healthcare Holding AG (Germany), 3 Month EURIBOR + 4.500%	4.171	%(c)	09/30/24	EUR	2,300	3,077,097

						6,178,419

Media & Entertainment — 0.5%
Infinitas Learning BV (Netherlands)	—	%(p)	05/03/24	EUR	1,000	1,154,366
LSC Communications, Inc.	7.203%		09/30/22		1,919	1,928,705

						3,083,071

Non-Captive Finance — 0.3%
Exela Intermediate LLC, 3 Month LIBOR + 7.500%	8.859	%(c)	07/12/23		2,000	1,965,000

Other Industry — 1.7%
Laureate Education, Inc., 3 Month LIBOR + 4.500%	5.878	%(c)	04/26/24		5,734	5,753,350
Parkdean Resorts Holdco Ltd. (United Kingdom), 3 Month GBP LIBOR + 4.250%	4.504	%(c)	03/03/24	GBP	600	793,500

Webhelp (France), 3 Month EURIBOR + 4.250%	4.250	%(c)	03/16/23	EUR	4,000	4,668,717

						11,215,567

Packaging & Containers — 0.3%
Coveris Holdings SA (Luxembourg), 3 Month LIBOR + 4.250%	5.583	%(c)	06/29/22		1,678	1,674,535

Pharmaceuticals — 1.2%
Ethypharm SA (France), 3 Month GBP LIBOR + 4.750%	5.085	%(c)	07/21/23	GBP	6,000	8,019,917

Retail — 2.1%
Academy Ltd., 3 Month LIBOR + 4.000%	5.316	%(c)	07/01/22		3,081	2,258,451
Euro Garages Ltd. (United Kingdom), 3 Month GBP LIBOR + 5.000%	5.440	%(c)	01/30/23	GBP	2,500	3,337,887
Sally Holdings LLC^	4.500%		07/05/24		2,905	2,883,212
THOM Europe SAS (France), 3 Month EURIBOR + 4.500%	4.500	%(c)	08/07/24	EUR	5,100	5,888,751

						14,368,301

Software — 1.1%
BMC Software Finance, Inc., Initial B-1 US Term Loans, 1 Month LIBOR + 4.000%	5.240	%(c)	09/12/22		4,336	4,361,250
Infor US, Inc., Tranche B-6 Term Loan 3 Month LIBOR + 2.750%	4.083	%(c)	02/01/22		749	749,602
Symantec Corp., 3 Month LIBOR + 1.750%	3.030	%(c)	08/01/21		2,493	2,485,867

						7,596,719

Technology — 2.1%
Civica UK Ltd. (United Kingdom), 3 Month EURIBOR + 4.750%	4.750	%(c)	10/31/24	EUR	2,200	2,564,271
Evergreen Skills SARL, 3 Month LIBOR + 4.750%	5.992	%(c)	04/28/21		2,250	2,154,375
Informatica Corp., 3 Month LIBOR + 3.500%	4.833	%(c)	08/05/22		1,542	1,544,575
McAfee LLC, First Lien Closing Date Term Loan, 3 Month LIBOR + 4.500%	5.833	%(c)	09/30/24		5,675	5,709,935
McAfee LLC, Second Lien Initial Loan, 3 Month LIBOR + 8.500%	9.833	%(c)	09/29/25		2,225	2,243,078

						14,216,234

Telecommunications — 1.0%
Digicel International Finance Ltd., 3 Month LIBOR + 3.750%	5.070	%(c)	05/27/24		2,850	2,866,624
Frontier Communications Corp., 3 Month LIBOR + 3.750%	5.070	%(c)	06/15/24		4,364	4,145,449

						7,012,073

Tobacco — 0.1%
Jacobs Douwe Egberts BV (Netherlands)	—	%(p)	07/01/22	EUR	252	295,972

TOTAL BANK LOANS (cost $127,876,578)						130,208,868

CORPORATE BONDS — 78.9%
Auto Parts & Equipment — 0.6%
American Axle & Manufacturing, Inc., Gtd. Notes(aa)	5.125%		02/15/19		1,000	1,000,000
American Axle & Manufacturing, Inc., Gtd. Notes(aa)	7.750%		11/15/19		2,800	3,059,000

						4,059,000

Building Materials — 0.6%
Griffon Corp., Gtd. Notes	5.250%		03/01/22		575	583,453
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.125%		02/15/21		800	825,000

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes(aa)	8.500%		04/15/22		2,100	2,346,750

						3,755,203

Chemicals — 4.3%
A. Schulman, Inc., Gtd. Notes	6.875	%(cc)	06/01/23		950	1,001,063
Chemours Co. (The), Gtd. Notes(aa)	6.625%		05/15/23		6,880	7,292,800
Hexion, Inc., Sr. Sec’d. Notes, 144A(aa)	10.375%		02/01/22		1,565	1,475,012
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%		05/01/21		575	623,875
PQ Corp./ECO Finance Corp., Gtd. Notes, 144A	8.500%		11/01/22		675	702,000
PSPC Escrow Corp., Sr. Unsec’d. Notes	6.000%		02/01/23	EUR	4,004	4,897,260
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(aa)	8.250%		01/15/21		4,195	4,326,094
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	8.500%		01/15/21	EUR	1,750	2,114,930
Tronox Finance LLC, Gtd. Notes, 144A	7.500%		03/15/22		3,975	4,168,781
W.R. Grace & Co., Gtd. Notes, 144A(aa)	5.125%		10/01/21		2,200	2,365,000

						28,966,815

Coal — 0.9%
CONSOL Energy, Inc., Gtd. Notes(aa)	5.875%		04/15/22		3,518	3,588,360
CONSOL Energy, Inc., Gtd. Notes	8.000%		04/01/23		1,475	1,578,250
Peabody Energy Corp., Sr. Sec’d. Notes, 144A(aa)	6.000%		03/31/22		980	1,009,400

						6,176,010

Commercial Services — 1.7%
EC Finance PLC (United Kingdom), Sec’d. Notes, 144A	2.375%		11/15/22	EUR	950	1,130,123
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A(aa)	6.375%		08/01/23		5,975	6,236,406
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(aa)	4.500%		10/01/20		1,500	1,520,625
Service Corp. International, Sr. Unsec’d. Notes(aa)	7.625%		10/01/18		2,650	2,782,500

						11,669,654

Computers — 1.9%
Dell International LLC/EMC Corp., Gtd. Notes, 144A(aa)	5.875%		06/15/21		3,800	3,979,656
EMC Corp., Sr. Unsec’d. Notes(aa)	2.650%		06/01/20		1,665	1,645,076
NCR Corp., Gtd. Notes(aa)	6.375%		12/15/23		3,050	3,248,433
Western Digital Corp., Gtd. Notes	10.500%		04/01/24		845	991,607
Western Digital Corp., Sr. Sec’d. Notes, 144A(aa)	7.375%		04/01/23		2,970	3,252,150

						13,116,922

Distribution/Wholesale — 0.6%
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%		06/15/23		500	507,500
VWR Funding, Inc., Gtd. Notes	4.625%		04/15/22	EUR	3,000	3,635,917

						4,143,417

Diversified Financial Services — 2.5%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375%		08/01/22		2,160	2,203,200
Alliance Data Systems Corp., Gtd. Notes, 144A(aa)	6.375%		04/01/20		3,025	3,055,250
FBM Finance, Inc., Sr. Sec’d. Notes, 144A(aa)	8.250%		08/15/21		1,025	1,090,344
Navient Corp., Sr. Unsec’d. Notes(aa)	6.500%		06/15/22		6,035	6,404,644
Navient Corp., Sr. Unsec’d. Notes	6.625%		07/26/21		625	669,531
OneMain Financial Holdings LLC, Gtd. Notes, 144A(aa)	6.750%		12/15/19		3,175	3,294,062
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750%		06/15/22		400	415,920

						17,132,951

Electric — 6.0%
AES Corp. (The), Sr. Unsec’d. Notes	7.375%	07/01/21		1,525	1,734,688
Calpine Corp., Sr. Unsec’d. Notes	5.375%	01/15/23		1,675	1,626,844
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24		1,800	1,723,500
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125%	06/15/21	EUR	2,800	3,428,147
DPL, Inc., Sr. Unsec’d. Notes(aa)	6.750%	10/01/19		4,648	4,892,020
DPL, Inc., Sr. Unsec’d. Notes(aa)	7.250%	10/15/21		2,400	2,649,600
Dynegy, Inc., Gtd. Notes(aa)	7.375%	11/01/22		7,150	7,677,312
Dynegy, Inc., Gtd. Notes	7.625%	11/01/24		2,900	3,168,250
Dynegy, Inc., Gtd. Notes	8.034%	02/02/24		925	980,500
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)(dd)	7.875%	06/15/17		1,750	1,251,250
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)(dd)	9.500%	10/15/18		3,375	2,379,375
GenOn Energy, Inc., Sr. Unsec’d. Notes(d)(dd)	9.875%	10/15/20		650	458,250
NRG Energy, Inc., Gtd. Notes(aa)	6.250%	07/15/22		5,350	5,617,500
NRG Energy, Inc., Gtd. Notes(aa)	6.625%	03/15/23		3,125	3,234,375

					40,821,611

Electrical Components & Equipment — 0.2%
Belden, Inc., Gtd. Notes, EMTN	5.500%	04/15/23	EUR	1,000	1,223,208

Entertainment — 5.2%
Carmike Cinemas, Inc., Sec’d. Notes, 144A(aa)	6.000%	06/15/23		2,750	2,915,000
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,875,000; purchased 03/08/17)(aa)(f)	6.000%	03/15/22		3,875	4,030,000
Churchill Downs, Inc., Gtd. Notes(aa)	5.375%	12/15/21		5,767	5,918,384
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23		1,750	1,890,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(aa)	4.875%	11/01/20		4,100	4,325,500
International Game Technology PLC, Sr. Sec’d. Notes, 144A(aa)	6.250%	02/15/22		3,025	3,326,592
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24		725	783,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(aa)	5.000%	08/01/18		4,650	4,654,650
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22		2,475	2,524,500
Scientific Games International, Inc., Gtd. Notes(aa)	6.625%	05/15/21		2,300	2,377,625
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22		2,275	2,405,813

					35,151,064

Environmental Control — 0.3%
Clean Harbors, Inc., Gtd. Notes(aa)	5.125%	06/01/21		1,800	1,824,750

Food — 1.2%
Heartside Group Holdings LLC/Heartside Finance Co., Gtd. Notes, 144A(aa)	6.500%	05/01/22		1,225	1,252,563
JBS USA LUX SA/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A	7.250%	06/01/21		825	841,071
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A(aa)	9.000%	11/01/19		4,250	4,356,250
SUPERVALU, Inc., Sr. Unsec’d. Notes(aa)	6.750%	06/01/21		1,750	1,658,125
SUPERVALU, Inc., Sr. Unsec’d. Notes	7.750%	11/15/22		325	307,734

					8,415,743

Gas — 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes	7.500%	11/01/23		1,175	1,172,063

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A	7.000%	02/01/21		1,025	971,188

Healthcare-Products — 0.5%
Avantor, Inc., Sr. Sec’d. Notes, 144A	6.000%	10/01/24		450	459,000

Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875%		04/15/20	1,405	1,403,244
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%		08/01/22	1,870	1,830,262

					3,692,506

Healthcare-Services — 8.2%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%		07/01/22	600	612,000
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%		02/15/23	1,600	1,643,200
Centene Corp., Sr. Unsec’d. Notes(aa)	5.625%		02/15/21	2,875	2,982,812
CHS/Community Health Systems, Inc., Gtd. Notes(aa)	6.875%		02/01/22	2,500	1,809,375
CHS/Community Health Systems, Inc., Gtd. Notes(aa)	7.125%		07/15/20	1,275	1,106,063
CHS/Community Health Systems, Inc., Gtd. Notes(aa)	8.000%		11/15/19	4,133	3,936,682
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(aa)	6.250%		03/31/23	1,950	1,876,875
HCA Healthcare, Inc., Sr. Unsec’d. Notes(aa)	6.250%		02/15/21	4,000	4,305,000
HCA, Inc., Gtd. Notes	7.500%		02/15/22	1,575	1,787,625
HCA, Inc., Sr. Sec’d. Notes(aa)	3.750%		03/15/19	1,300	1,319,500
HCA, Inc., Sr. Sec’d. Notes(aa)	6.500%		02/15/20	1,000	1,077,500
Kindred Healthcare, Inc., Gtd. Notes(aa)	8.000%		01/15/20	6,800	6,868,000
LifePoint Health, Inc., Gtd. Notes	5.500%		12/01/21	1,485	1,512,844
Molina Healthcare, Inc., Gtd. Notes(aa)	5.375	%(cc)	11/15/22	1,775	1,846,887
Select Medical Corp., Gtd. Notes(aa)	6.375%		06/01/21	2,500	2,571,875
Surgery Center Holdings, Inc., Gtd. Notes, 144A(aa)	8.875%		04/15/21	2,938	3,004,105
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%		10/01/21	175	174,388
Tenet Healthcare Corp., Sr. Sec’d. Notes(aa)	4.750%		06/01/20	1,825	1,870,625
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(aa)	4.625%		07/15/24	4,100	4,033,375
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20	550	559,625
Tenet Healthcare Corp., Sr. Unsec’d. Notes(aa)	6.750%		06/15/23	8,675	8,143,656
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%		04/01/22	550	552,750
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A(aa)	4.750%		08/01/22	1,600	1,644,000

					55,238,762

Home Builders — 6.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A(aa)	6.875%		02/15/21	3,975	4,079,343
AV Homes, Inc., Gtd. Notes	6.625%		05/15/22	1,775	1,843,249
Beazer Homes USA, Inc., Gtd. Notes	5.750%		06/15/19	1,075	1,127,406
Beazer Homes USA, Inc., Gtd. Notes(aa)	8.750	%(cc)	03/15/22	2,725	3,028,020
CalAtlantic Group, Inc., Gtd. Notes(aa)	8.375%		05/15/18	5,550	5,730,375
KB Home, Gtd. Notes(aa)	4.750%		05/15/19	1,500	1,531,875
KB Home, Gtd. Notes(aa)	7.250%		06/15/18	3,500	3,587,500
KB Home, Gtd. Notes	8.000%		03/15/20	350	389,375
Lennar Corp., Gtd. Notes(aa)	4.125%		01/15/22	3,125	3,234,375
M/I Homes, Inc., Gtd. Notes(aa)	6.750%		01/15/21	2,500	2,600,000
Meritage Homes Corp., Gtd. Notes(aa)	4.500%		03/01/18	3,161	3,176,805
Meritage Homes Corp., Gtd. Notes	7.000%		04/01/22	800	912,000
New Home Co. Inc., (The), Gtd. Notes	7.250%		04/01/22	1,850	1,933,250
PulteGroup, Inc., Gtd. Notes(aa)	4.250%		03/01/21	2,275	2,368,844
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A(aa)	5.250%		04/15/21	4,100	4,187,084
TRI Pointe Group, Inc., Gtd. Notes(aa)	4.875%		07/01/21	2,900	3,037,750
William Lyon Homes, Inc., Gtd. Notes(aa)	5.750%		04/15/19	2,800	2,835,000

					45,602,251

Iron/Steel — 0.4%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A(aa)	6.375%		05/01/22	2,375	2,467,031

Leisure Time — 0.2%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.750%		12/15/21	1,375	1,430,688

Lodging — 3.6%
Boyd Gaming Corp., Gtd. Notes	6.875%		05/15/23	350	375,812
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes(aa)	8.000	%(cc)	10/01/20	12,520	12,801,700
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A(aa)	10.250%		11/15/22	1,175	1,292,500
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A(aa)	6.750%		11/15/21	2,575	2,748,812
MGM Resorts International, Gtd. Notes	6.000%		03/15/23	175	191,870
MGM Resorts International, Gtd. Notes	6.625%		12/15/21	325	363,188
MGM Resorts International, Gtd. Notes(aa)	8.625%		02/01/19	6,100	6,534,625

					24,308,507

Machinery-Diversified — 1.0%
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A(aa)	8.750%		12/15/19	1,675	1,714,781
CNH Industrial Capital LLC, Gtd. Notes(aa)	4.375%		11/06/20	2,775	2,909,449
Zebra Technologies Corp., Sr. Unsec’d. Notes(aa)	7.250%		10/15/22	1,837	1,940,331

					6,564,561

Media — 9.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes(aa)	7.750%		04/15/18	1,465	1,498,124
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		05/01/23	1,750	1,824,375
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(aa)	5.250%		09/30/22	3,800	3,914,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	4.000%		03/01/23	2,700	2,738,826
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(aa)	5.125%		12/15/21	3,630	3,693,525
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(aa)	6.375%		09/15/20	11,340	11,568,161
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(aa)	6.500%		11/15/22	2,715	2,803,238
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(aa)	7.625%		03/15/20	1,210	1,203,950
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	6.500%		11/15/22	900	931,500
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes(aa)	7.625%		03/15/20	1,195	1,193,506
DISH DBS Corp., Gtd. Notes(aa)	5.125%		05/01/20	5,535	5,659,537
DISH DBS Corp., Gtd. Notes	6.750%		06/01/21	4,005	4,205,250
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes(aa)	5.500%		04/15/21	4,385	4,483,662
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	6.375%		04/01/23	2,100	2,184,000
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%		08/15/23	300	321,750
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(aa)	6.125%		02/15/22	1,260	1,307,250
Sinclair Television Group, Inc., Gtd. Notes(aa)	5.375%		04/01/21	1,500	1,539,375
Sinclair Television Group, Inc., Gtd. Notes	6.125%		10/01/22	2,270	2,340,938
Sirius XM Radio, Inc., Gtd. Notes, 144A	3.875%		08/01/22	550	560,313
Tribune Media Co., Gtd. Notes(aa)	5.875%		07/15/22	4,785	4,964,437

Univision Communications, Inc., Sr. Sec’d. Notes, 144A(aa)	6.750%		09/15/22	3,308	3,427,915

					62,363,632

Mining — 1.4%
Constellium NV (Netherlands), Gtd. Notes, 144A(aa)	8.000%		01/15/23	2,300	2,463,875
Freeport-McMoRan, Inc., Gtd. Notes(aa)	2.375%		03/15/18	3,000	3,000,000
Freeport-McMoRan, Inc., Gtd. Notes(aa)	6.500%		11/15/20	2,250	2,292,188
International Wire Group, Inc., Sec’d. Notes, 144A (original cost $1,733,782; purchased 07/12/16-08/04/16)(aa)(f)	10.750%		08/01/21	1,800	1,642,500

					9,398,563

Miscellaneous Manufacturing — 0.1%
EnPro Industries, Inc., Gtd. Notes, 144A	5.875%		09/15/22	625	653,906

Oil & Gas — 5.0%
Antero Resources Corp., Gtd. Notes	5.375%		11/01/21	1,125	1,154,531
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(aa)	10.000%		04/01/22	3,536	3,836,560
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(aa)	10.750%		02/15/20	3,800	4,104,000
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	7.000%		08/15/21	3,047	3,157,454
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%		09/15/23	850	913,750
Extraction Oil & Gas, Inc./Extraction Finance Corp., Gtd. Notes, 144A(aa)	7.875%		07/15/21	3,650	3,869,000
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	2,750	2,777,889
Range Resources Corp., Gtd. Notes	5.875%		07/01/22	1,225	1,255,625
Rice Energy, Inc., Gtd. Notes	7.250%		05/01/23	1,875	2,018,362
RSP Permian, Inc., Gtd. Notes	6.625%		10/01/22	1,675	1,760,844
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%		11/14/22	1,000	1,003,300
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%		08/01/20	1,050	1,078,875
Sunoco LP/Sunoco Finance Corp., Gtd. Notes(aa)	6.250%		04/15/21	3,300	3,456,750
Teine Energy Ltd. (Canada), Sr. Unsec’d. Notes, 144A	6.875%		09/30/22	1,775	1,814,937
WPX Energy, Inc., Sr. Unsec’d. Notes	6.000%		01/15/22	275	286,344
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%		08/01/20	1,222	1,325,870

					33,814,091

Packaging & Containers — 0.2%
Sealed Air Corp., Gtd. Notes, 144A(aa)	6.500%		12/01/20	1,260	1,390,725

Pharmaceuticals — 0.8%
Endo Finance LLC, Gtd. Notes, 144A	5.750%		01/15/22	225	196,875
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(aa)	7.250	%(cc)	01/15/22	1,250	1,150,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%		03/15/20	3,100	3,049,625
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A(aa)	6.500%		03/15/22	950	1,007,000

					5,403,500

Pipelines — 1.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp, Gtd. Notes(aa)	6.125%		10/15/21	3,425	3,536,312
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%		05/15/23	1,825	1,829,562
NGPL PipeCo. LLC, Sr. Unsec’d. Notes, 144A	4.375%		08/15/22	1,450	1,491,688

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(aa)	5.625%		04/15/20		1,895	2,008,700
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(aa)	6.000%		01/15/19		1,150	1,190,250
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(aa)	6.850%		07/15/18		2,050	2,106,375

						12,162,887

Real Estate — 0.7%
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A(aa)	8.875%		10/15/21		1,592	1,691,500
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(aa)	5.250%		12/01/21		1,725	1,785,375
Rialto Holdings LLC/Rialto Corp, Gtd. Notes, 144A	7.000%		12/01/18		1,000	1,002,500

						4,479,375

Real Estate Investment Trusts (REITs) — 1.3%
FelCor Lodging LP, Gtd. Notes(aa)	6.000%		06/01/25		2,600	2,801,500
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%		04/15/21		1,150	1,178,750
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(aa)	5.500%		02/01/21		2,630	2,712,188
SBA Communications Corp., Sr. Unsec’d. Notes, 144A	4.000%		10/01/22		2,250	2,283,750

						8,976,188

Retail — 4.2%
CEC Entertainment, Inc., Gtd. Notes	8.000%		02/15/22		1,025	1,059,594
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750	%(cc)	06/15/23		900	837,000
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%		01/15/22		800	758,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(aa)	8.625%		06/15/20		1,000	892,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(aa)	8.625%		06/15/20		2,850	2,543,625
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(aa)	9.250%		06/15/21		1,500	1,245,000
Kirk Beauty One GmbH (Germany), Gtd. Notes	8.750%		07/15/23	EUR	2,087	2,641,744
L Brands, Inc., Gtd. Notes	5.625%		10/15/23		1,025	1,091,625
L Brands, Inc., Gtd. Notes	6.625%		04/01/21		950	1,046,188
L Brands, Inc., Gtd. Notes(aa)	7.000%		05/01/20		1,050	1,153,687
L Brands, Inc., Gtd. Notes(aa)	8.500%		06/15/19		1,150	1,256,375
Men’s Wearhouse, Inc. (The), Gtd. Notes(aa)	7.000%		07/01/22		1,375	1,306,250
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000%		10/15/21		1,606	947,540
PetSmart, Inc., Gtd. Notes, 144A(aa)	7.125%		03/15/23		3,900	2,973,750
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(aa)	10.250%		06/30/20		1,225	1,151,500
Rite Aid Corp., Gtd. Notes(aa)	9.250%		03/15/20		1,450	1,475,375
Rite Aid Corp., Gtd. Notes, 144A(aa)	6.125%		04/01/23		4,600	4,278,000
Ruby Tuesday, Inc., Gtd. Notes(aa)	7.625%		05/15/20		1,350	1,383,750
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000%		06/15/22		350	210,000

						28,251,503

Software — 2.1%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(aa)	8.125%		07/15/21		1,100	1,126,125
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%		06/01/18		972	991,440
First Data Corp., Gtd. Notes, 144A(aa)	7.000%		12/01/23		6,445	6,896,279
Infor US, Inc., Sr. Sec’d. Notes, 144A(aa)	5.750%		08/15/20		3,552	3,658,560
Nuance Communications, Inc., Gtd. Notes, 144A(aa)	5.375%		08/15/20		1,703	1,725,990

						14,398,394

Telecommunications — 4.4%
Aegis Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	10.250%		02/15/23		1,700	1,861,500

Anixter, Inc., Gtd. Notes(aa)	5.625%	05/01/19		1,000	1,042,500
CommScope, Inc., Gtd. Notes, 144A(aa)	5.000%	06/15/21		2,895	2,952,900
Frontier Communications Corp., Sr. Unsec’d. Notes	6.250%	09/15/21		925	758,500
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%	10/01/18		1,500	1,527,750
Frontier Communications Corp., Sr. Unsec’d. Notes	9.250%	07/01/21		1,145	1,021,913
Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	9.500%	09/30/22		720	845,100
Level 3 Financing, Inc., Gtd. Notes(aa)	6.125%	01/15/21		4,810	4,906,777
Qwest Capital Funding, Inc., Gtd. Notes(aa)	6.500%	11/15/18		3,150	3,295,687
Sable International Finance Ltd., Gtd. Notes, 144A	6.875%	08/01/22		1,000	1,072,500
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000%	11/15/22		1,735	1,821,750
Sprint Corp., Gtd. Notes	7.250%	09/15/21		3,130	3,411,700
Sprint Corp., Gtd. Notes	7.875%	09/15/23		1,670	1,866,225
Wind Tre SpA (Italy), Sec’d. Notes, 144A	2.625%	01/20/23	EUR	2,625	3,071,490

					29,456,292

Textiles — 0.6%
Springs Industries, Inc., Sr. Sec’d. Notes(aa)	6.250%	06/01/21		3,640	3,749,200

Transportation — 0.1%
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%	06/15/22		525	550,778

TOTAL CORPORATE BONDS (cost $530,912,129)					532,952,939

FOREIGN BONDS — 37.3%
Argentina — 1.7%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	6.250%	04/22/19		3,000	3,141,000
Cablevision SA, Sr. Unsec’d. Notes	6.500%	06/15/21		500	535,100
Cablevision SA, Sr. Unsec’d. Notes, 144A	6.500%	06/15/21		2,286	2,446,477
YPF SA, Sr. Unsec’d. Notes	8.875%	12/19/18		400	424,204
YPF SA, Sr. Unsec’d. Notes, 144A	8.875%	12/19/18		4,330	4,592,003

					11,138,784

Australia — 1.5%
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, Gtd. Notes, 144A(aa)	6.500%	05/15/21		4,505	4,707,725
FMG Resources August 2006 Pty. Ltd., Sr. Sec’d. Notes, 144A(aa)	9.750%	03/01/22		5,030	5,621,025

					10,328,750

Brazil — 3.5%
Braskem Finance Ltd., Gtd. Notes, 144A	5.750%	04/15/21		4,000	4,326,000
Brazilian Government International Bond, Sr. Unsec’d. Notes(aa)	2.875%	04/01/21	EUR	1,400	1,740,868
JBS Investments GmbH, Gtd. Notes, 144A(aa)	7.750%	10/28/20		4,300	4,388,150
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	7.250%	06/01/21		1,189	1,212,162
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	8.250%	02/01/20		250	252,187
Petrobras Global Finance BV, Gtd. Notes	5.375%	01/27/21		1,000	1,051,250
Petrobras Global Finance BV, Gtd. Notes(aa)	8.375%	05/23/21		9,075	10,464,609

					23,435,226

Canada — 4.9%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(aa)	8.750%	12/01/21		5,725	6,369,063

Brookfield Residential Properties, Inc., Gtd. Notes, 144A(aa)	6.500%		12/15/20		3,025	3,089,281
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., Gtd. Notes, 144A	6.125%		07/01/22		875	913,281
Cascades, Inc., Gtd. Notes, 144A(aa)	5.500%		07/15/22		2,279	2,347,370
Cogeco Communications, Inc., Gtd. Notes, 144A	4.875%		05/01/20		500	508,750
Cott Beverages, Inc., Gtd. Notes	5.375%		07/01/22		1,550	1,614,906
Eldorado Gold Corp., Gtd. Notes, 144A	6.125%		12/15/20		745	741,275
Kinross Gold Corp., Gtd. Notes(aa)	5.125%		09/01/21		1,550	1,646,875
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	6.875%		12/15/23		1,475	1,548,750
MEG Energy Corp., Gtd. Notes, 144A(aa)	6.375%		01/30/23		4,200	3,843,000
Mercer International, Inc., Sr. Unsec’d. Notes(aa)	7.750%		12/01/22		2,845	3,015,700
New Gold, Inc., Gtd. Notes, 144A(aa)	6.250%		11/15/22		2,370	2,447,025
NOVA Chemicals Corp., Sr. Unsec’d. Notes, 144A(aa)	4.875%		06/01/24		4,050	4,125,938
Teck Resources Ltd., Gtd. Notes	4.500%		01/15/21		650	679,250

						32,890,464

Chile — 0.5%
VTR Finance BV, Sr. Sec’d. Notes, 144A(aa)	6.875%		01/15/24		3,500	3,710,875

Dominican Republic — 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500%		05/06/21		1,405	1,554,281

France — 1.3%
Banijay Group SAS, Sec’d. Notes, 144A	4.000%		07/01/22	EUR	375	458,179
Loxam SAS, Sec’d. Notes, 144A	3.500%		04/15/22	EUR	1,600	1,959,922
Picard Groupe SAS, Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.250%	4.250	%(c)	08/01/19	EUR	775	907,059
SFR Group SA, Sr. Sec’d. Notes, 144A(aa)	6.000%		05/15/22		2,855	2,976,337
Verallia Packaging SASU, Sr. Sec’d. Notes, 144A(aa)	5.125%		08/01/22	EUR	2,000	2,462,198

						8,763,695

Germany — 2.5%
BMBG Bond Finance SCA, First Lien, 144A	3.000%		06/15/21	EUR	2,000	2,393,771
CeramTec Group GmbH, Gtd. Notes(aa)	8.250%		08/15/21	EUR	1,500	1,842,850
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, Cash Coupon 2.750% or PIK 3.500%, 144A(aa)	2.750%		09/15/21	EUR	8,500	10,188,356
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, Cash Coupon 4.125% or PIK 4.875%, 144A(aa)	4.125%		09/15/21		2,675	2,728,500

						17,153,477

Ireland — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A	4.250%		09/15/22		2,800	2,884,000
eircom Finance DAC, Sr. Sec’d. Notes, 144A	4.500%		05/31/22	EUR	1,000	1,213,098
Smurfit Kappa Acquisitions Unlimited Co., Gtd. Notes, 144A	4.875%		09/15/18		4,038	4,099,781

						8,196,879

Italy — 1.8%
Manutencoop Facility Management SpA, Sr. Sec’d. Notes	8.500%		08/01/20	EUR	1,400	1,669,194
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.000%	3.671	%(c)	07/15/20	EUR	2,000	2,329,699
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A	6.500%		04/30/20		7,600	7,859,160

						11,858,053

Jamaica — 0.3%
Digicel Group Ltd., Sr. Unsec’d. Notes	8.250%		09/30/20		950	939,313
Digicel Group Ltd., Sr. Unsec’d. Notes, 144A	8.250%		09/30/20		500	494,375

Digicel Ltd., Sr. Unsec’d. Notes	6.000%		04/15/21		500	491,830
Digicel Ltd., Sr. Unsec’d. Notes, 144A	6.000%		04/15/21		400	393,464

						2,318,982

Lebanon — 0.5%
Lebanon Government International Bond, Sr. Unsec’d. Notes, EMTN	6.100%		10/04/22		2,000	1,976,224
Lebanon Government International Bond, Sr. Unsec’d. Notes, GMTN	5.450%		11/28/19		805	805,934
Lebanon Government International Bond, Sr. Unsec’d. Notes, GMTN	6.000%		05/20/19		500	506,155

						3,288,313

Luxembourg — 1.9%
ArcelorMittal, Sr. Unsec’d. Notes	6.125%		06/01/18		3,440	3,514,648
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125%		02/01/22	GBP	425	585,163
Coveris Holdings SA, Gtd. Notes, 144A	7.875%		11/01/19		5,000	4,875,000
Galapagos SA, Sr. Sec’d. Notes, 144A, 3 Month Euribor + 4.750%	4.421	%(c)	06/15/21	EUR	3,146	3,627,970
Monitchem HoldCo 3 SA, Sr. Sec’d. Notes	5.250%		06/15/21	EUR	450	533,245

						13,136,026

Mexico — 0.3%
Nemak SAB de CV, Sr. Unsec’d. Notes	5.500%		02/28/23		400	410,520
Nemak SAB de CV, Sr. Unsec’d. Notes, 144A(aa)	5.500%		02/28/23		1,500	1,539,450

						1,949,970

Netherlands — 2.6%
InterXion Holding NV, Sr. Sec’d. Notes(aa)	6.000%		07/15/20	EUR	2,500	3,010,262
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(aa)	3.875%		09/01/22		3,325	3,453,844
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(aa)	4.125%		06/15/20		3,375	3,514,219
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(aa)	4.125%		06/01/21		3,215	3,359,675
United Group BV, Sr. Sec’d. Notes, 144A	4.375%		07/01/22	EUR	3,200	3,913,905

						17,251,905

New Zealand — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(aa)	5.750%		10/15/20		2,759	2,807,310
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	5.125%		07/15/23		500	520,550

						3,327,860

Norway — 0.3%
Silk Bidco AS, Sr. Sec’d. Notes	7.500%		02/01/22	EUR	1,700	2,070,345

Russia — 2.0%
EuroChem Mineral & Chemical Co. OJSC via EuroChem Global Investments Ltd., Sr. Unsec’d. Notes, 144A	3.800%		04/12/20		2,000	2,010,200
Evraz Group SA, Sr. Unsec’d. Notes	6.500%		04/22/20		1,000	1,065,000
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes	4.950%		07/19/22		645	675,016
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes	6.510%		03/07/22		1,470	1,627,954
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A	4.950%		07/19/22		3,500	3,662,876
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	3.600%		02/26/21	EUR	2,000	2,505,750
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN	5.338%		09/25/20	GBP	1,000	1,427,862

Sberbank of Russia Via SB Capital SA, Sr. Unsec’d. Notes	5.717%		06/16/21		500	541,150

						13,515,808

South Africa — 0.1%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes	5.750%		01/26/21		1,000	1,010,000

Spain — 0.4%
NH Hotel Group SA, Sr. Sec’d. Notes	6.875%		11/15/19	EUR	2,335	2,828,084

Sweden — 0.4%
Intrum Justitia AB, Sr. Unsec’d. Notes, 144A	2.750%		07/15/22	EUR	1,775	2,118,291
Verisure Holding AB, First Lien, 144A	6.000%		11/01/22	EUR	450	565,016

						2,683,307

Switzerland — 0.1%
Inovyn Finance PLC, Sr. Sec’d. Notes, 144A	6.250%		05/15/21	EUR	480	577,299

Turkey — 1.3%
Turkey Government International Bond, Sr. Unsec’d. Notes	5.125%		03/25/22		1,500	1,556,058
Turkey Government International Bond, Sr. Unsec’d. Notes	5.625%		03/30/21		1,000	1,054,070
Turkey Government International Bond, Sr. Unsec’d. Notes	6.250%		09/26/22		1,750	1,899,268
Turkiye Is Bankasi, Sr. Unsec’d. Notes	3.750%		10/10/18		1,000	999,720
Turkiye Is Bankasi, Sr. Unsec’d. Notes	5.000%		04/30/20		1,375	1,382,959
Turkiye Is Bankasi, Sr. Unsec’d. Notes, EMTN	5.375%		10/06/21		625	625,940
Turkiye Is Bankasi, Sr. Unsec’d. Notes, 144A, MTN	5.375%		10/06/21		1,000	1,001,504

						8,519,519

United Arab Emirates — 0.3%
DAE Funding LLC, Gtd. Notes, 144A	4.500%		08/01/22		2,175	2,204,906

United Kingdom — 6.9%
Alliance Automotive Finance PLC, Sr. Sec’d. Notes	6.250%		12/01/21	EUR	400	480,179
Boparan Finance PLC, Sr. Sec’d. Notes(aa)	5.500%		07/15/21	GBP	1,800	2,262,220
CPUK Finance Ltd., Sec’d. Notes, 144A	4.250%		02/28/47	GBP	2,575	3,500,342
Drax Finco PLC, Sr. Sec’d. Notes, 144A	4.250%		05/01/22	GBP	850	1,168,774
Grainger PLC, Sr. Sec’d. Notes(aa)	5.000%		12/16/20	GBP	4,565	6,620,617
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.250%(aa)	4.629	%(c)	07/15/20	GBP	266	352,922
Jaguar Land Rover Automotive PLC, Gtd. Notes, 144A(aa)	4.250%		11/15/19		1,850	1,905,500
Jerrold Finco PLC, First Lien, 144A(aa)	6.250%		09/15/21	GBP	1,850	2,573,778
Kelda Finance No. 3 PLC, Sr. Sec’d. Notes(aa)	5.750%		02/17/20	GBP	1,370	1,973,311
Mclaren Finance PLC, Sr. Sec’d. Notes, 144A(aa)	5.000%		08/01/22	GBP	3,125	4,195,070
Melton Renewable Energy UK PLC, Sr. Sec’d. Notes(aa)	6.750%		02/01/20	GBP	2,400	3,251,298
Moy Park BondCo PLC, Gtd. Notes	6.250%		05/29/21	GBP	1,615	2,215,716
Newday Bondco PLC, Sr. Sec’d. Notes, 3 Month GBP LIBOR + 6.500%(aa)	6.785	%(c)	02/01/23	GBP	1,250	1,593,774
Newday Bondco PLC, Sr. Sec’d. Notes, 144A(aa)	7.375%		02/01/24	GBP	1,000	1,261,983
Noble Holding International Ltd., Gtd. Notes	7.750%		01/15/24		1,125	1,006,875
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A(aa)	4.875%		03/15/22	GBP	1,275	1,710,325
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%	4.702	%(c)	03/15/22	GBP	925	1,233,952
TVL Finance PLC, First Lien, 144A, 3 Month GBP LIBOR + 4.875%	5.155	%(c)	05/15/23	GBP	1,200	1,606,881
Voyage Care Bondco PLC, Sec’d. Notes, 144A	5.875%		05/01/23	GBP	1,600	2,160,764
Wagamama Finance PLC, Sec’d. Notes, 144A	4.125%		07/01/22	GBP	1,500	1,992,982
William Hill PLC, Gtd. Notes(aa)	4.250%		06/05/20	GBP	2,500	3,460,149

						46,527,412

Zambia — 0.3%
First Quantum Minerals Ltd., Gtd. Notes, 144A	7.000%	02/15/21	1,640	1,701,500

TOTAL FOREIGN BONDS (cost $247,101,907)				251,941,720

			Shares
COMMON STOCK — 0.1%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $878,862)			22,038	658,897

TOTAL LONG-TERM INVESTMENTS (cost $906,769,476)				915,762,424

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $4,065,199)(w)			4,065,199	4,065,199

TOTAL INVESTMENTS — 136.2% (cost $910,834,675)				919,827,623
Liabilities in excess of other assets(z) — (36.2)%				(244,621,578)

NET ASSETS — 100.0%				$675,206,045

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
EUR	Euro
GBP	British Pound

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,811,917 and 0.7% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $499,051,804 segregated as collateral for amount of $248,000,000 borrowed and outstanding as of October 31, 2017.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.

(dd)	On June 14, 2017, GenOn Energy, Inc. and its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”) GenOn Energy, Inc. and its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, PGIM, Inc. has agreed to participate in a backstop commitment of $6,325,000 for the new bond offering. Under the commitment agreement, the Fund will be obligated to purchase all of the unsubscribed shares of the bond offering. The Fund has received a backstop fee of $316,250 in conjunction with this commitment. As of November 17, 2017, the commitment has been terminated and PGIM, Inc. will not be obligated to purchase any unsubscribed shares of the bond offering.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $5,608,782. The aggregate value, $5,672,500, is 0.8% of net assets.
(p)	Interest rate not available as of October 31, 2017.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at October 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 11/02/2017	Citigroup Global Markets	GBP	27,291	$36,003,282	$36,246,575	$243,293
Expiring 11/02/2017	Goldman Sachs & Co.	GBP	27,291	36,011,470	36,246,575	235,105
Euro,
Expiring 11/02/2017	Bank of America	EUR	11,766	13,859,301	13,705,980	(153,321)
Expiring 11/02/2017	Barclays Capital Group	EUR	11,766	13,853,300	13,705,980	(147,320)
Expiring 11/02/2017	Citigroup Global Markets	EUR	11,766	13,807,529	13,705,980	(101,549)
Expiring 11/02/2017	Credit Suisse First Boston Corp.	EUR	11,766	13,791,233	13,705,980	(85,253)
Expiring 11/02/2017	Goldman Sachs & Co.	EUR	11,766	13,789,881	13,705,981	(83,900)
Expiring 11/02/2017	Hong Kong & Shanghai Bank	EUR	11,766	13,804,000	13,705,981	(98,019)
Expiring 11/02/2017	JPMorgan Chase	EUR	11,766	13,839,299	13,705,981	(133,318)
Expiring 11/02/2017	Morgan Stanley	EUR	11,766	13,790,469	13,705,981	(84,488)

				$182,549,764	$182,140,994	(408,770)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 11/02/2017	Goldman Sachs & Co.	GBP	51,582	$69,288,911	$68,508,715	$780,196
Expiring 12/04/2017	Citigroup Global Markets	GBP	27,291	36,034,940	36,283,783	(248,843)
Expiring 12/04/2017	Goldman Sachs & Co.	GBP	27,291	36,042,582	36,283,783	(241,201)
Expiring 12/04/2017	UBS AG	GBP	660	877,387	877,625	(238)
Euro,
Expiring 11/02/2017	Bank of America	EUR	10,608	12,536,654	12,356,737	179,917
Expiring 11/02/2017	Barclays Capital Group	EUR	10,608	12,535,169	12,356,737	178,432
Expiring 11/02/2017	Citigroup Global Markets	EUR	10,608	12,512,627	12,356,737	155,890
Expiring 11/02/2017	Citigroup Global Markets	EUR	10,608	12,512,627	12,356,737	155,890
Expiring 11/02/2017	Citigroup Global Markets	EUR	2,020	2,397,309	2,352,996	44,313
Expiring 11/02/2017	Credit Suisse First Boston Corp.	EUR	10,608	12,509,180	12,356,737	152,443
Expiring 11/02/2017	Goldman Sachs & Co.	EUR	10,608	12,522,227	12,356,737	165,490

Expiring 11/02/2017	Hong Kong & Shanghai Bank	EUR	10,608	12,510,824	12,356,737	154,087
Expiring 11/02/2017	JPMorgan Chase	EUR	10,608	12,533,578	12,356,737	176,841
Expiring 11/02/2017	Morgan Stanley	EUR	10,608	12,535,169	12,356,737	178,432
Expiring 12/04/2017	Bank of America	EUR	11,766	13,882,539	13,732,305	150,234
Expiring 12/04/2017	Barclays Capital Group	EUR	11,766	13,876,597	13,732,305	144,292
Expiring 12/04/2017	Citigroup Global Markets	EUR	11,766	13,830,826	13,732,305	98,521
Expiring 12/04/2017	Credit Suisse First Boston Corp.	EUR	11,766	13,814,612	13,732,305	82,307
Expiring 12/04/2017	Goldman Sachs & Co.	EUR	11,766	13,813,001	13,732,305	80,696
Expiring 12/04/2017	Hong Kong & Shanghai Bank	EUR	11,766	13,827,379	13,732,305	95,074
Expiring 12/04/2017	JPMorgan Chase	EUR	11,766	13,862,538	13,732,306	130,232
Expiring 12/04/2017	Morgan Stanley	EUR	11,766	13,813,590	13,732,306	81,284
Expiring 12/04/2017	UBS AG	EUR	752	877,387	877,545	(158)

				$368,947,653	$366,253,522	2,694,131

						$2,285,361

Cross currency exchange contracts outstanding at October 31, 2017:

Settlement	Type	Notional Amount (000)	In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contract:
11/02/2017	Buy	EUR 3,362	GBP	3,000	$(68,652)	Citigroup Global Markets

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$125,396,951	$4,811,917
Corporate Bonds	—	532,952,939	—
Foreign Bonds
Argentina	—	11,138,784	—
Australia	—	10,328,750	—
Brazil	—	23,435,226	—
Canada	—	32,890,464	—
Chile	—	3,710,875	—
Dominican Republic	—	1,554,281	—
France	—	8,763,695	—
Germany	—	17,153,477	—
Ireland	—	8,196,879	—
Italy	—	11,858,053	—
Jamaica	—	2,318,982	—

	Level 1	Level 2	Level 3
Lebanon	$—	$3,288,313	$—
Luxembourg	—	13,136,026	—
Mexico	—	1,949,970	—
Netherlands	—	17,251,905	—
New Zealand	—	3,327,860	—
Norway	—	2,070,345	—
Russia	—	13,515,808	—
South Africa	—	1,010,000	—
Spain	—	2,828,084	—
Sweden	—	2,683,307	—
Switzerland	—	577,299	—
Turkey	—	8,519,519	—
United Arab Emirates	—	2,204,906	—
United Kingdom	—	46,527,412	—
Zambia	—	1,701,500	—
Common Stock	658,897	—	—
Affiliated Mutual Fund	4,065,199	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	2,285,361	—
OTC Cross Currency Exchange Contract	—	(68,652)	—

Total	$4,724,096	$912,508,319	$4,811,917

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest without limit in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 15, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date December 15, 2017

* Print the name and title of each signing officer under his or her signature.